SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Disclosure Of Compensation Related Costs Share Based Payments [Text Block]
12.	SHARE-BASED COMPENSATION

(a)	Options and stock warrants assumed under the redomestication merger

On August 4, 2011, upon completion of the redomestication merger, the Company assumed the obligations to provide for the issuance of the Company’s ordinary shares rather than the common stock of Cogo Maryland upon the exercise of all outstanding options to purchase shares of Cogo Maryland common stock and all other outstanding equity awards granted under equity plans to directors, employees and consultants under Cogo Maryland’s 2004 Incentive Plan, 2006 Incentive Plan and the 2009 Incentive Plan.

(b)	2004 Incentive Plan

On August 3, 2004, the Board of Directors adopted the 2004 Stock Incentive Plan (the “2004 Incentive Plan”) pursuant to which 2,500,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, non-vested shares and performance shares. The purpose of the 2004 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2004 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2004 Incentive Plan is early terminated by the Board.

Stock options

A summary of stock options activity is as follows:

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		USD	Years	USD
Balance as of January 1, 2011	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2011	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2012	1,184,769	4.08
Exercised	—	—

Balance as of December 31, 2013	1,184,769	4.08	1.01	—

                 As of December 31, 2013, 1,184,769 stock options were exercisable. No options were exercised during the years ended December 31, 2013, 2012 and 2011 respectively.

(c)	2006 Incentive Plan

On December 20, 2006, the Board of Directors adopted the 2006 Equity Incentive Plan (the “2006 Incentive Plan”) pursuant to which 4,800,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2006 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2006 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2006 Incentive Plan is early terminated by the Board.

Non-vested equity share unit

A summary of non-vested equity share units issued under the 2006 Incentive Plan is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2011	786,465	6.74
Vested	(397,812)	7.10

Balance as of December 31, 2011	388,653	6.36
Vested	(310,920)	6.36

Balance as of December 31, 2012	77,733	6.36
Vested	(77,733)	6.36
Balance as of December 31, 2013	—	—

The total grant-date fair value of the above equity share units vested during the years ended December 31, 2013 and 2012 and 2011 were USD494, USD1,977 and USD2,826, respectively. All equity share units have been vested as of December 31, 2013. As of December 31, 2012, the aggregate fair value of all non-vested equity share units was USD494, which was expected to be amortized on a straight-line basis over a weighted average period of approximately 1 month.

(d)	2009 Incentive Plan

On November 9, 2009, the Board of Directors adopted the 2009 Omnibus Securities and Incentive Plan (the “2009 Incentive Plan”) pursuant to which 6,000,000 shares of the Company’s common stock are reserved for issuance upon exercise of stock options, and for the issuance of stock appreciation rights, restricted stock awards and performance shares. The purpose of the 2009 Incentive Plan is to provide additional incentive to employees, directors, advisors and consultants. The 2009 Incentive Plan provides for a term of 10 years from the date of its adoption by the Board of Directors, after which no awards may be made, unless the 2009 Incentive Plan is early terminated by the Board.

                Non-vested equity share unit

A summary of non-vested equity share units issued under the 2009 Incentive Plan is as follows:

	Shares	Weighted average Grant-date fair value
		USD
Balance as of January 1, 2011	1,615,952	6.26
Granted on January 1, 2011 (note i)	210,000	8.85
Granted on March 21, 2011 (note i)	1,000,000	7.80
Granted on April 1, 2011 (note i)	150,000	8.85
Granted on June 24, 2011 (note ii)	50,000	5.27
Vested	(1,073,091)	6.85
Balance as of December 31, 2011	1,952,861	7.18
Granted on September 13, 2012 (note iii)	1,950,000	1.78
Vested	(1,443,925)	5.84
Balance as of December 31, 2012	2,458,936	3.69
Vested	(1,514,766)	3.73
Forfeited (note iv)	(30,000)	8.85
Balance as of December 31, 2013	914,170	3.44

Note i	The stock awards vest in equal quarterly installments over a period of three years from the date of grant.

Note ii	The stock awards were fully vested on the date of grant.

Note iii	The stock awards vested in equal quarterly installments over a period of one and a half years from the date of grant.

Note iv	During the year ended December 31, 2013, certain non-vested equity share units were forfeited due to the resignation of employee before the end of vesting period.

The total grant-date fair value of the above equity share units vested during the years ended December 31, 2013 and 2012 were USD5,650 and USD8,427, respectively. As of December 31, 2013 and 2012, the aggregate fair value of all non-vested equity share units were USD3,145 and USD9,066, respectively, which is expected to be amortized on a straight-line basis over a weighted average period of approximately 1 month and 13 months, respectively.

Shares with performance and market conditions

A summary of shares activity is as follows:

	Shares	Weighted average Grant- date fair value
		USD
Balance as of January 1, 2011	—	—
Granted on January 1, 2011 (note i)	360,000	8.85
Granted on January 1, 2011 (note ii)	300,000	3.50
Vested	(20,000)	8.85
Balance as of December 31, 2011	640,000	6.34
Forfeited (note iii)	(100,000)	7.18
Balance as of December 31, 2012 and 2013	540,000	5.76

Note i
The performance awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting certain earnings or other performance measures in 2011, 2012 and 2013.

Note ii
During the year ended December 31, 2011, the Company has granted share awards that contain service and market conditions. For share awards with market conditions, the market conditions are considered in the grant date fair value using a binomial model and will be recognized over the requisite service period regardless of whether the market condition is satisfied, provided that the requisite service period has been completed. The share awards which were granted on January 1, 2011 vest in equal annual installments over a period of three years from January 1, 2011 to December 31, 2013 and are subject to meeting the specified market condition in 2011, 2012 and 2013.

Note iii	During the year ended December 31, 2012, certain share awards were forfeited due to the resignation of employee before the end of the vesting period.

The grant-date fair value of performance shares vested was USD177 for the year ended December 31, 2011.